Short-term Bank Loans - Summary of Short-term Bank Loans (Detail) - Short-term borrowings [member] $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Unsecured bank loans			$ 731,751
Undrawn borrowing facilities	$ 4,364,400	$ 90,000	$ 2,918,249	$ 85,025
Bottom of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range			0.6604%	0.6604%
Top of range [member]
Disclosure of detailed information about borrowings [Line Items]
Interest rate range			0.7394%	0.7394%